Income Taxes (Narrative) (Details)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Consolidated effective income tax rate including tax expense attributable to prior periods	14.30%	13.90%
Consolidated effective income tax rate, without tax expense attributable to prior periods	10.90%	12.10%